STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriations, percentage	10.00%
Reserve fund, threshold percentage on registered capital	50.00%
Statutory reserve	$ 0		$ 0	$ 0
Statutory reserve appropriated by CEIBS Publishing Group's VIEs before the acquisition	$ 4,180
Paid-in capital and statutory reserve funds | ¥		¥ 10,717